Dividends (Tables)	12 Months Ended
Sep. 30, 2018
Dividends
Schedule of dividends not recognised at year end

	Consolidated			Parent Entity
$m	2018	2017	2016	2018	2017
Dividends not recognised at year end
Since year end the Directors have proposed the following dividends:
Final dividend 94 cents per share (2017: 94 cents, 2016: 94 cents)
all fully franked at 30%	3,227	3,186	3,142	3,229	3,191

Total dividends not recognised at year end	3,227	3,186	3,142	3,229	3,191